Share Capital, Share Premium, Reserves (Details)																					1 Months Ended	12 Months Ended
	Nov. 20, 2025 EUR (€) € / shares shares	Nov. 18, 2025 EUR (€) € / shares shares	Nov. 13, 2025 EUR (€)	Sep. 26, 2025 EUR (€) shares	Jul. 08, 2025 EUR (€) shares	Jun. 13, 2025 EUR (€) shares	May 12, 2025 EUR (€) shares	Nov. 15, 2024 EUR (€) shares	Oct. 09, 2024 EUR (€) shares	Sep. 25, 2024 EUR (€) shares	Sep. 03, 2024 EUR (€) shares	Jun. 24, 2024 EUR (€) shares	Jun. 03, 2024 EUR (€) shares	Jun. 03, 2024 $ / shares shares	May 28, 2024 EUR (€) € / shares shares	May 28, 2024 $ / shares shares	Apr. 17, 2024 EUR (€) shares	Mar. 06, 2024 EUR (€) shares	Jul. 07, 2021 EUR (€)	Sep. 21, 2020 EUR (€)	Nov. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Share Capital, Share Premium, Reserves
Issuance of shares for cash			€ 22,000,000																		€ (22,000,000)
Direct-attributable transaction costs																			€ 7,600,000	€ 6,500,000
Proceeds net of transaction costs																						€ 20,864,000	€ 69,722,000	€ 18,337,000
EUR | Over-Allotment Option
Share Capital, Share Premium, Reserves
Share price | € / shares															€ 8.54
Number of shares issued | shares															1,996,187	1,996,187
USD | Over-Allotment Option
Share Capital, Share Premium, Reserves
Share price | $ / shares														$ 9.25		$ 9.25
Number of shares issued | shares													300,000	300,000	3,378,568	3,378,568
Share Capital and Share Premium [Member]
Share Capital, Share Premium, Reserves
Issuance of shares for cash	€ 1,200,000	€ 20,800,000							€ 24,600,000
Share price | € / shares	€ 4	€ 4
Proceeds net of transaction costs																						21,900,000	71,500,000
Exercise of warrants (equity)					€ 30,000	€ 34,000	€ 10,000	€ 205,000		€ 13,000	€ 74,000	€ 68,000					€ 17,000	€ 62,000
Number of shares issued | shares	292,250	5,189,428			5,500	6,375	2,000	38,250	3,000,000	2,250	13,750	12,625					3,000	8,650
Share Capital and Share Premium [Member] | Over-Allotment Option
Share Capital, Share Premium, Reserves
Issuance of shares for cash													€ 2,600,000		€ 45,900,000
Number of shares issued | shares													300,000	300,000	5,374,755	5,374,755
Share Capital and Share Premium [Member] | ATM Program
Share Capital, Share Premium, Reserves
Gross proceeds									€ 27,000,000
Maximum aggregate offering price for shares									50,000,000
Share premium
Share Capital, Share Premium, Reserves
Issuance of shares for cash	€ 1,166,000	€ 20,706,000							24,071,000				€ 2,506,000		€ 44,946,000							21,872,000	71,522,000	18,132,000
Direct-attributable transaction costs																						€ 1,155,000	€ 3,730,000	€ 340,000
Exercise of warrants (equity)				€ 0	€ 29,000	€ 33,000	€ 10,000	€ 198,000		€ 12,000	€ 72,000	€ 66,000					€ 16,000	€ 61,000
Share capital
Share Capital, Share Premium, Reserves
Issuance of shares for cash	€ 3,000	€ 52,000							€ 515,000				€ 52,000		€ 923,000
Exercise of warrants (equity)				€ 18,000	€ 1,000	€ 1,000		€ 7,000		€ 1,000	€ 2,000	€ 2,000					€ 1,000	€ 1,000
Number of shares issued | shares				103,642